Shareholder Report, Average Annual Return (Details)	4 Months Ended	5 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
C000256862
Average Annual Return [Line Items]
Average Annual Return, Percent		13.64%
C000256863
Average Annual Return [Line Items]
Average Annual Return, Percent		10.44%
C000256864
Average Annual Return [Line Items]
Average Annual Return, Percent	12.27%
C000256865
Average Annual Return [Line Items]
Average Annual Return, Percent	16.75%
C000256866
Average Annual Return [Line Items]
Average Annual Return, Percent		6.87%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		14.04%
MSCI World ex USA Net
Average Annual Return [Line Items]
Average Annual Return, Percent		10.97%
MSCI World Net Dividend Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.94%
MSCI Emerging Markets Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	16.03%
MSCI World Net Dividend Index
Average Annual Return [Line Items]
Average Annual Return, Percent		13.23%
Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		16.58%
FTSE Developed Core Infrastructure 50/50 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		8.02%